Statutory Surplus Reserves and Restricted Net Assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Statutory Surplus Reserves and Restricted Net Assets [Abstract]
Statutory surplus reserve	10.00%
Capital rate	50.00%
Net assets	$ 53,904,858	$ 53,888,383